Business Segments (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating earnings (loss) from continuing operations
Net sales	$ 368.4	$ 391.7	$ 425.3	$ 407.7	$ 345.4	$ 374.2	$ 417.1	$ 406.7	$ 383.3	$ 693.9	$ 753.1	$ 1,570.1	$ 1,581.3	$ 1,541.8
Amortization expense	7.9			7.9						15.7	15.7	31.4	31.8	31.4
Net earnings	15.1	65.1	41.1	36.9	14.0	27.4	62.9	36.9	32.6	33.2	50.9	157.1	159.8	146.1
Long lived assets		1,483.0				1,585.8						1,483.0	1,585.8
Asset impairment expense												(9.0)	(1.1)	0.0
Income taxes	4.1			17.0						8.7	23.5	39.3	25.9	55.3
Restructuring expense	(0.3)			0.2						(1.6)	(0.5)	(4.6)	(2.6)	(2.9)
Separation expense	(1.3)			(0.5)						(4.3)	(0.5)	(4.3)	0.0	0.0
Other income (expense)												(1.0)	(0.4)	0.8
Earnings before interest and taxes from continuing operations	49.8			49.5						83.5	65.2	159.9	172.5	187.7
Interest expense	27.0			0.4						35.5	0.7	1.4	1.3	1.0
Capital expenditures												13.2	33.6	17.5
Interest (income) expense on notes with MTW - net	0.0			(4.6)						0.1	(9.3)	(15.8)	(16.6)	(17.2)
Depreciation												19.6	20.0	22.3
Total assets	1,807.0	1,754.0				1,898.3				1,807.0		1,754.0	1,898.3	1,918.2
Other (income) expense - net	3.6			(0.2)						6.0	(0.6)	(22.0)	0.6	(0.7)
Earnings from continuing operations before income taxes	19.2	62.8	$ 59.1	53.9	$ 20.6	37.7	$ 51.0	$ 52.4	$ 46.1	41.9	74.4	196.3	187.2	204.6
Earnings before interest, taxes and amortization	57.7			57.4						99.2	80.9
Commercial foodservice whole goods
Operating earnings (loss) from continuing operations
Net sales												1,277.2	1,293.6	1,355.3
Aftermarket parts and support
Operating earnings (loss) from continuing operations
Net sales												292.9	287.7	186.5
Operating Segments
Operating earnings (loss) from continuing operations
Net sales	301.2			346.7						564.8	640.4	1,323.7	1,301.9	1,282.6
Elimination of intersegment sales
Operating earnings (loss) from continuing operations
Net sales	(52.2)			(60.4)						(97.8)	(120.2)	(226.3)	(233.9)	(182.8)
Corporate and unallocated
Operating earnings (loss) from continuing operations
Earnings before interest and taxes from continuing operations												(35.8)	(34.9)	(31.6)
Capital expenditures												1.9	4.5	2.5
Depreciation												0.6	0.6	0.6
Total assets	66.3	13.8				7.1				66.3		13.8	7.1	12.9
Earnings before interest, taxes and amortization	(11.6)			(7.3)						(26.7)	(19.5)
EMEA
Operating earnings (loss) from continuing operations
Net sales	63.6			61.5						120.8	114.8	237.2	280.3	283.2
Long lived assets		78.2				90.2						78.2	90.2
EMEA | Operating Segments
Operating earnings (loss) from continuing operations
Net sales	76.3			75.8						144.9	146.0	281.6	315.1	312.6
Earnings before interest and taxes from continuing operations												23.5	20.7	22.5
Capital expenditures												1.5	1.6	2.1
Depreciation												2.6	2.4	2.1
Total assets	160.1	148.5				158.3				160.1		148.5	158.3	181.5
Earnings before interest, taxes and amortization	$ 10.1			$ 6.8						$ 16.9	$ 10.5
EMEA | Operating Segments | Geographic Concentration Risk | EBITA
Operating earnings (loss) from continuing operations
Concentration risk percentage	13.20%			9.00%						11.70%	7.20%
APAC
Operating earnings (loss) from continuing operations
Net sales	$ 36.7			$ 38.1						$ 69.9	$ 70.9	159.6	177.2	177.0
Long lived assets		25.4				28.5						25.4	28.5
APAC | Operating Segments
Operating earnings (loss) from continuing operations
Net sales	43.1			45.6						82.0	86.9	191.1	198.2	129.4
Earnings before interest and taxes from continuing operations												21.6	20.8	16.0
Capital expenditures												1.4	3.7	3.8
Depreciation												2.1	3.4	4.5
Total assets	138.7	96.5				96.7				138.7		96.5	96.7	81.5
Earnings before interest, taxes and amortization	$ 4.2			$ 6.2						$ 7.3	$ 10.2
APAC | Operating Segments | Geographic Concentration Risk | EBITA
Operating earnings (loss) from continuing operations
Concentration risk percentage	9.70%			13.60%						8.90%	11.70%
Americas
Operating earnings (loss) from continuing operations
Net sales												1,173.3	1,123.8	1,081.6
Long lived assets		1,379.4				1,467.1						1,379.4	1,467.1
Americas | Operating Segments
Operating earnings (loss) from continuing operations
Earnings before interest and taxes from continuing operations												200.9	201.8	214.3
Capital expenditures												8.4	23.8	9.1
Depreciation												14.3	13.6	15.1
Total assets	$ 1,441.9	1,495.2				1,636.2				$ 1,441.9		1,495.2	1,636.2	1,642.3
Earnings before interest, taxes and amortization	$ 55.0			$ 51.7						$ 101.7	$ 79.7
Americas | Operating Segments | Geographic Concentration Risk | EBITA
Operating earnings (loss) from continuing operations
Concentration risk percentage	18.30%			14.90%						18.00%	12.40%
United States
Operating earnings (loss) from continuing operations
Net sales	$ 244.1			$ 281.2						$ 456.2	$ 516.4	1,066.7	996.4	949.2
Long lived assets		1,363.4				1,454.7						1,363.4	1,454.7
Other Americas
Operating earnings (loss) from continuing operations
Net sales	$ 24.0			$ 26.9						$ 47.0	$ 51.0	106.6	127.4	$ 132.4
Long lived assets		$ 16.0				$ 12.4						$ 16.0	$ 12.4